Derivatives and Fair Value Measurements - Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Consolidated Balance Sheets (Detail) (Swaps [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ (180)	$ (6)
Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Net Total	(801)
Prepaids and other current assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	156	2,076
Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ 4	$ 319